Derivatives and Hedging - Schedule of amounts of derivative gains (losses) recognized in the Consolidated Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
(Loss) Gain recognized in Accumulated other comprehensive loss	$ (9)
(Loss) Gain recognized in Accumulated other comprehensive loss		$ (18)	$ 18
Gain (loss) reclassified from accumulated other comprehensive loss, after adoption of ASU 2017-02	(14)
Gain (loss) reclassified from accumulated other comprehensive loss into income (effective portion)		(11)	(1)
Total revenue
Derivative [Line Items]
Gain (loss) reclassified from accumulated other comprehensive loss, after adoption of ASU 2017-02	(12)
Gain (loss) reclassified from accumulated other comprehensive loss into income (effective portion)		0	0
Compensation and benefits
Derivative [Line Items]
Gain (loss) reclassified from accumulated other comprehensive loss, after adoption of ASU 2017-02	(1)
Gain (loss) reclassified from accumulated other comprehensive loss into income (effective portion)		1	14
Other general expense
Derivative [Line Items]
Gain (loss) reclassified from accumulated other comprehensive loss, after adoption of ASU 2017-02	0
Gain (loss) reclassified from accumulated other comprehensive loss into income (effective portion)		(2)	(5)
Interest expense
Derivative [Line Items]
Gain (loss) reclassified from accumulated other comprehensive loss, after adoption of ASU 2017-02	(1)
Gain (loss) reclassified from accumulated other comprehensive loss into income (effective portion)		(2)	(1)
Other income (expense)
Derivative [Line Items]
Gain (loss) reclassified from accumulated other comprehensive loss, after adoption of ASU 2017-02	$ 0
Gain (loss) reclassified from accumulated other comprehensive loss into income (effective portion)		$ (8)	$ (9)